Consolidated Statement of Changes in Equity ฿ in Millions, $ in Millions	THB (฿)	USD ($)	Share capital USD ($)	Share premium USD ($)	Treasury shares USD ($)	Retained earnings USD ($)	Other comprehensive income recognized directly in equity, net of tax USD ($)	of which: foreign currency translation USD ($)	of which: financial assets at fair value through other comprehensive income USD ($)	of which: cash flow hedges USD ($)	of which: cost of hedging USD ($)	Total equity attributable to shareholders USD ($)	Non-controlling interests USD ($)	UBS AG USD ($)	UBS AG Share capital USD ($)	UBS AG Share premium USD ($)	UBS AG Retained earnings USD ($)	UBS AG Other comprehensive income recognized directly in equity, net of tax USD ($)	UBS AG of which: foreign currency translation USD ($)	UBS AG of which: financial assets at fair value through other comprehensive income USD ($)	UBS AG of which: cash flow hedges USD ($)	UBS AG of which: cost of hedging USD ($)	UBS AG Total equity attributable to shareholders USD ($)	UBS AG Non-controlling interests USD ($)
Statement Of Changes In Equity [Table]
Balance before the adoption of IFRIC 23		$ 53,071	$ 338	$ 20,843	$ (2,631)	$ 30,416	$ 3,930	$ 3,924	$ (103)	$ 109		$ 52,896	$ 176	$ 52,400	$ 338	$ 24,655	$ 23,285	$ 3,946	$ 3,940	$ (103)	$ 109		$ 52,224	$ 176
Balance at Dec. 31, 2018		53,060	338	20,843	(2,631)	30,405	3,930	3,924	(103)	109		52,885	176	52,389	338	24,655	23,274	3,946	3,940	(103)	109		52,213	176
Statement Of Changes In Equity [Table]
Acquisition of treasury shares		(1,771)			(1,771)							(1,771)
Delivery of treasury shares under share-based compensation plans		97		(886)	983							97
Other disposal of treasury shares		92		(2)	94							92
Premium on shares issued and warrants exercised		29		29								29		0		0							0
Share-based compensation expensed in the income statement		619		619								619
Tax (expense) / benefit		11		11								11		11		11							11
Dividends		(2,552)		(2,544)		(9)						(2,544)	(8)	(3,258)			(3,250)						(3,250)	(8)
Translation effects recognized directly in retained earnings		0					9		0	9		0		0			(9)	9		0	9		0
New consolidations / (deconsolidations) and other increases / (decreases)		(1)		(6)								(6)	5	(3)		(7)							(7)	5
Total comprehensive income for the year		5,091				3,726	1,363	104	117	1,143		5,089	2	4,756			3,403	1,351	92	117	1,143		4,754	2
of which: net profit / (loss)		4,310				4,304						4,304	6	3,971			3,965						3,965	6
of which: OCI, net of tax		781				(578)	1,363	104	117	1,143		785	(4)	785			(562)	1,351	92	117	1,143		789	(4)
Balance at Dec. 31, 2019		54,675	338	18,064	(3,326)	34,122	5,303	4,028	14	1,260		54,501	174	53,896	338	24,659	23,419	5,306	4,032	14	1,260		53,722	174
Statement Of Changes In Equity [Table]
Acquisition of treasury shares	฿ (1,584)				(1,584)							(1,584)
Delivery of treasury shares under share-based compensation plans		90		(628)	719							90
Other disposal of treasury shares		112		(11)	123							112
Premium on shares issued and warrants exercised														(4)		(4)							(4)
Share-based compensation expensed in the income statement		691		691								691
Tax (expense) / benefit		18		18								18		1		1							1
Dividends		(2,613)		(1,304)		(1,304)						(2,607)	(6)	(3,854)			(3,848)						(3,848)	(6)
Translation effects recognized directly in retained earnings		0				(49)	49		0	49		0		0			(49)	49		0	49		0
Share of changes in retained earnings of associates and joint ventures		(40)				(40)						(40)		(40)			(40)						(40)
New consolidations / (deconsolidations) and other increases / (decreases)		103		(76)			65	65				(12)	115	103		(76)		65	65				(12)	115
Total comprehensive income for the year		8,312				6,046	2,230	1,095	136	1,011	$ (13)	8,276	36	7,970			5,769	2,165	1,030	136	1,011	$ (13)	7,934	36
of which: net profit / (loss)		6,572				6,557						6,557	15	6,211			6,196						6,196	15
of which: OCI, net of tax		1,740				(511)	2,230	1,095	136	1,011	(13)	1,719	21	1,759			(427)	2,165	1,030	136	1,011	(13)	1,738	21
Balance at Dec. 31, 2020		59,765	338	16,753	(4,068)	38,776	7,647	5,188	151	2,321	(13)	59,445	319	58,073	338	24,580	25,251	7,585	5,126	151	2,321	(13)	57,754	319
Statement Of Changes In Equity [Table]
Acquisition of treasury shares		(3,521)			(3,521)							(3,521)
Delivery of treasury shares under share-based compensation plans		114		(675)	789							114
Other disposal of treasury shares		88		7	81							88
Cancelation of treasury shares related to the 2018-2021 share repurchase program		0	(16)	(236)	2,044	(1,792)						0
Premium on shares issued and warrants exercised														(7)		(7)							(7)
Share-based compensation expensed in the income statement		643		643								643
Tax (expense) / benefit		(88)		(88)								(88)		(102)		(102)							(102)
Dividends		(1,305)		(651)		(651)						(1,301)	(4)	(4,542)			(4,539)						(4,539)	(4)
Equity classified as obligation to purchase own shares		(7)		(7)								(7)
Translation effects recognized directly in retained earnings		0				18	(18)		0	(18)	0	0		0			18	(18)		0	(18)	0	0
Share of changes in retained earnings of associates and joint ventures		1				1						1		1			1						1
New consolidations / (deconsolidations) and other increases / (decreases)		193		182								182	12	193		182							182	12
Total comprehensive income for the year		5,119				7,499	(2,393)	(535)	(157)	(1,675)	(26)	5,106	13	4,826			7,180	(2,368)	(510)	(157)	(1,675)	(26)	4,813	13
of which: net profit / (loss)		7,486				7,457						7,457	29	7,061			7,032						7,032	29
of which: OCI, net of tax		(2,367)				42	(2,393)	(535)	(157)	(1,675)	(26)	(2,351)	(16)	(2,235)			148	(2,368)	(510)	(157)	(1,675)	(26)	(2,220)	(16)
Balance at Dec. 31, 2021		$ 61,002	$ 322	$ 15,928	$ (4,675)	$ 43,851	$ 5,236	$ 4,653	$ (7)	$ 628	$ (39)	$ 60,662	$ 340	$ 58,442	$ 338	$ 24,653	$ 27,912	$ 5,200	$ 4,617	$ (7)	$ 628	$ (39)	$ 58,102	$ 340